SUPPLEMENT DATED MAY 30, 2008

TO PROSPECTUSES DATED MAY 1, 2008
FOR SUN LIFE FINANCIAL MASTERS ACCESS NY, SUN LIFE FINANCIAL MASTERS EXTRA NY,
SUN LIFE FINANCIAL MASTERS CHOICE NY, SUN LIFE FINANCIAL MASTERS FLEX NY

TO PROSPECTUS DATED MAY 21, 2007
FOR FUTURITY NY

TO PROSPECTUSES DATED MAY 1, 2007
FOR SUN LIFE FINANCIAL MASTERS REWARD NY
AND SUN LIFE FINANCIAL MASTERS SELECT NY

TO PROSPECTUSES DATED MAY 1, 2006
FOR COLUMBIA ALL-STAR FREEDOM NY, COLUMBIA ALL-STAR NY,
AND COLUMBIA ALL-STAR EXTRA NY
and
TO PROSPECTUS DATED MAY 1, 2003
FOR FUTURITY ACCOLADE NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

This supplement contains information regarding changes to an investment option that is available under your Contract.

Effective August 1, 2008, the name of the following investment option will be changed to:

Old Name	New Name

SCSM FI Large Cap Growth Fund	SCSM WMC Large Cap Growth Fund

Effective August 1, 2008, Wellington Management Company, LLP will replace Pyramis Global Advisors, LLC as the subadviser to the Fund.

Please retain this supplement with your prospectus for future reference.

Name-Advisor Change (NY)                                                                                         3/08